PGIM Global Real Estate Fund
Schedule of Investments as of July 31, 2021 (unaudited)
Description	Shares	Value
Long-Term Investments 98.3%
Common Stocks
Australia 2.9%
Ingenia Communities Group, REIT	2,210,279	$9,425,014
Mirvac Group, REIT	4,519,962	9,495,157
National Storage REIT, REIT	5,217,260	8,194,384
Stockland, REIT	4,711,586	15,262,357
		42,376,912
Belgium 2.4%
Aedifica SA, REIT	78,894	11,333,070
Shurgard Self Storage SA	66,335	3,544,683
VGP NV	65,469	13,484,770
Warehouses De Pauw CVA, REIT	183,786	7,945,258
		36,307,781
Canada 2.9%
Canadian Apartment Properties REIT, REIT	198,897	9,940,067
InterRent Real Estate Investment Trust, REIT	898,493	12,948,785
Summit Industrial Income REIT, REIT	1,336,917	20,328,083
		43,216,935
China 0.4%
ESR Cayman Ltd., 144A*	1,852,714	6,537,399
France 1.0%
Klepierre SA, REIT*	148,794	3,603,541
Unibail-Rodamco-Westfield, REIT*	129,874	10,789,086
		14,392,627
Germany 3.4%
alstria office REIT-AG, REIT	238,730	5,057,911
Aroundtown SA	879,106	6,887,088
Deutsche Wohnen SE	140,750	8,786,533
LEG Immobilien SE	55,226	8,742,421
Vonovia SE	318,252	21,191,974
		50,665,927
Hong Kong 5.4%
CK Asset Holdings Ltd.	1,942,140	13,238,294
Hang Lung Properties Ltd.	3,854,828	9,974,998

PGIM Global Real Estate Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Hong Kong (cont’d.)
Link REIT, REIT	660,693	$6,321,676
New World Development Co. Ltd.	2,522,350	11,975,787
Sun Hung Kai Properties Ltd.	819,130	11,743,826
Swire Properties Ltd.	3,237,484	9,213,976
Wharf Real Estate Investment Co. Ltd.	3,129,571	17,670,399
		80,138,956
Japan 10.6%
Activia Properties, Inc., REIT	2,799	12,696,272
GLP J-REIT, REIT	7,784	13,939,240
Invincible Investment Corp., REIT	28,185	11,069,386
Japan Hotel REIT Investment Corp., REIT	17,517	10,672,231
Japan Metropolitan Fund Investment Corp., REIT	5,288	5,526,102
Mitsui Fudosan Co. Ltd.	860,294	20,110,644
Mitsui Fudosan Logistics Park, Inc., REIT	1,095	6,128,193
Nippon Building Fund, Inc., REIT	3,112	20,122,833
Nippon Prologis REIT, Inc., REIT	2,284	7,616,624
Nomura Real Estate Master Fund, Inc., REIT	8,732	13,886,899
Seibu Holdings, Inc.*	1,356,875	15,299,238
Sumitomo Realty & Development Co. Ltd.	648,893	21,028,218
		158,095,880
Singapore 1.5%
Frasers Centrepoint Trust, REIT	7,160,453	12,796,952
Mapletree Logistics Trust, REIT	5,712,448	8,901,039
		21,697,991
Spain 1.2%
Inmobiliaria Colonial Socimi SA, REIT	1,732,232	18,472,462
Sweden 2.3%
Castellum AB	673,538	18,868,423
Pandox AB*	928,443	15,540,966
		34,409,389
United Kingdom 6.4%
Big Yellow Group PLC, REIT	736,199	14,869,390
British Land Co. PLC (The), REIT	2,981,500	21,103,963
Capital & Counties Properties PLC, REIT*	6,423,392	15,254,823
Land Securities Group PLC, REIT	499,232	4,910,329

PGIM Global Real Estate Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
United Kingdom (cont’d.)
Segro PLC, REIT	1,861,171	$31,456,953
UNITE Group PLC (The), REIT	460,742	7,412,173
		95,007,631
United States 57.9%
Acadia Realty Trust, REIT	735,413	15,737,838
Agree Realty Corp., REIT	156,400	11,753,460
American Homes 4 Rent (Class A Stock), REIT	440,379	18,495,918
Americold Realty Trust, REIT	90,360	3,510,486
Boston Properties, Inc., REIT	187,975	22,064,506
Camden Property Trust, REIT	251,891	37,629,997
CareTrust REIT, Inc., REIT	154,679	3,730,857
Columbia Property Trust, Inc., REIT	805,292	13,424,218
Community Healthcare Trust, Inc., REIT	251,825	12,548,440
CyrusOne, Inc., REIT	54,814	3,906,594
Digital Realty Trust, Inc., REIT(a)	187,936	28,972,214
Duke Realty Corp., REIT	442,467	22,512,721
Equinix, Inc., REIT(a)	24,081	19,756,293
Equity Residential, REIT	384,778	32,371,373
Essential Properties Realty Trust, Inc., REIT	855,175	25,484,215
Essex Property Trust, Inc., REIT	145,358	47,691,960
Extra Space Storage, Inc., REIT	150,067	26,132,667
First Industrial Realty Trust, Inc., REIT	201,981	11,064,519
Gaming & Leisure Properties, Inc., REIT	99,474	4,709,099
Global Medical REIT, Inc., REIT	1,122,793	17,470,659
Highwoods Properties, Inc., REIT	366,736	17,489,640
Host Hotels & Resorts, Inc., REIT*	1,181,562	18,822,283
Invitation Homes, Inc., REIT	543,890	22,125,445
Kilroy Realty Corp., REIT	181,585	12,578,393
Life Storage, Inc., REIT	229,777	26,966,629
MGM Growth Properties LLC (Class A Stock), REIT	362,408	13,699,022
National Retail Properties, Inc., REIT	496,729	24,275,146
NETSTREIT Corp., REIT	80,578	2,090,999
New Senior Investment Group, Inc., REIT	916,738	8,452,324
Park Hotels & Resorts, Inc., REIT*	661,047	12,229,370
Pebblebrook Hotel Trust, REIT(a)	546,744	12,296,273
Phillips Edison & Co., Inc., REIT*	337,482	9,449,496
Prologis, Inc., REIT	558,062	71,454,258
Public Storage, REIT	48,312	15,096,534
Regency Centers Corp., REIT(a)	337,669	22,086,929
Rexford Industrial Realty, Inc., REIT	279,903	17,219,633
Simon Property Group, Inc., REIT	347,464	43,961,145
Sun Communities, Inc., REIT	68,475	13,428,632
UDR, Inc., REIT	531,561	29,230,539

PGIM Global Real Estate Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description		Shares		Value
Common Stocks (Continued)
United States (cont’d.)
Urban Edge Properties, REIT			365,380	$6,942,220
VICI Properties, Inc., REIT(a)			109,604	3,418,549
Welltower, Inc., REIT			846,406	73,518,825
Xenia Hotels & Resorts, Inc., REIT*			279,278	4,937,635
				860,737,953

Total Long-Term Investments (cost $1,129,524,797)				1,462,057,843
Short-Term Investments 1.7%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(wa)	2,164,412	2,164,412
PGIM Institutional Money Market Fund (cost $23,193,266; includes $23,192,701 of cash collateral for securities on loan)(b)(wa)	23,207,398	23,193,473

Total Short-Term Investments (cost $25,357,678)				25,357,885

TOTAL INVESTMENTS 100.0% (cost $1,154,882,475)				1,487,415,728
Other assets in excess of liabilities 0.0%				598,925

Net Assets 100.0%				$1,488,014,653

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
CVA—Certificate Van Aandelen (Bearer)
REITs—Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $23,552,626; cash collateral of $23,192,701 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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